Pension and Postretirement Benefits (Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Income)) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.86%	4.04%	4.88%
Expected rate of return on plan assets	6.50%	6.75%	6.75%	7.00%
Rate of compensation increases		3.94%	3.94%	3.94%
Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.51%	4.58%	4.62%
Expected rate of return on plan assets	4.50%	6.00%	6.00%	6.00%